Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs	12 Months Ended
Dec. 31, 2023
TuanChe Information Limited ("TuanChe Information") [Member]
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Hong Kong, PRC 2012
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
TuanYuan Internet Technology (Beijing) Co., Ltd. ("TuanYuan") [Member]
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Beijing, PRC 2013
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services, auto shows, special promotion events, online marketing services
Longye International Limited (“Longye”)
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Cayman Islands 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Long Ye Information Technology Limited [Member]
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Hong Kong, PRC 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Beijing Sangu Maolu Information Technology Co., Ltd. ("Sangu Maolu") [Member]
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Beijing, PRC 2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Chema Technology (Beijing) Co., Ltd. ("Chema")
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Beijing, PRC 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
TuanChe Internet Information Service (Beijing) Co., Ltd. ("TuanChe Internet")
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Beijing, PRC 2012
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Auto shows, special promotion events, online marketing services
Shenzhen Drive New Media Co., Ltd. ("Drive New Media") [Member]
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Shenzhen, PRC 2013
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Subscription and support services
Beijing Internet Drive Technology Co., Ltd. ("Internet Drive Technology") [Member]
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Beijing, PRC 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Hainashuke (Beijing) Technology Co., Ltd. (“Hainashuke”) [Member]
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Beijing, PRC 2018
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
TuanChe (Beijing) Automobile Sales Service Co., Ltd. ("TuanChe Automobile") [Member]
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Beijing, PRC 2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Remain dormant
Aikesipo Exhibition Display (Tianjin) Co., Ltd. [Member]
Organization and Reorganization (Details) - Schedule of Major Subsidiaries of VIEs [Line Items]
Place and year of incorporation	Tianjin, PRC 2017
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Auto shows